Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Our equity grant practices ensure all grants are made on fixed grant dates and at exercise prices or grant prices equal to the fair market value of our common stock on such dates. Equity grants are awarded under our stockholder approved plans, and we do not backdate, reprice, or grant equity awards retroactively. Our stockholder approved equity plans prohibit repricing of awards or exchanges of underwater stock options for cash or other securities without stockholder approval.
We have the following practices regarding equity compensation grants:
•It is the compensation committee’s policy to grant ordinary course annual equity awards on the day of the compensation committee’s first regularly scheduled meeting held each year, which is scheduled approximately six months in advance. At the compensation committee meeting, the compensation committee approves each named executive officer’s equity award.
•The Company does not schedule its equity grants in anticipation of the release of material nonpublic information nor does the Company time the release of material nonpublic information based on grant dates of equity. In the event material nonpublic information becomes known to the compensation committee prior to granting an equity award, the compensation committee will take the existence of such information into consideration and use its business judgment to determine whether to delay the grant of equity to avoid any appearance of impropriety.
•Equity award accounting complies with generally accepted accounting principles in the United States and is transparently disclosed in our SEC filings.

In accordance with SEC rules, the following table presents information about stock options issued to our NEOs in fiscal year 2025 during any period beginning four business days before the filing or furnishing of a periodic report or current report disclosing material nonpublic information and ending one business day after the filings or furnishing of such report with the SEC.

Named Executive Officer	Grant Date	Number of Shares Underlying the Award	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award
Percentage Change in the Closing Market Price of the Shares Underlying the Award between the Trading Day Ending Immediately Prior to the Disclosure of MNPI and the Trading Day Beginning Immediately following the Disclosure of MNPI(1)

Peter Anevski	3/3/2025	174,239	$22.00	$2,099,995	(4)%
Mark Livingston	3/3/2025	49,783	$22.00	$600,000	(4)%
Allison Swartz	3/3/2025	31,115	$22.00	$375,000	(4)%
______________________
(1)On March 3, 2025, the Company filed its Annual Report on Form 10-K for the fiscal year ended December 31, 2024. The percentage change in the closing market price of the Company’s common stock between the trading day ending immediately prior to the filing (February 28, 2025) and the trading day beginning immediately following the filing (March 4, 2025) is 4%.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false